UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04722

Provident Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

N16 W23217 Stone Ridge Drive,
Suite 310
Waukesha, WI  53188

(Address of principal executive offices) (Zip code)

J. Scott Harkness
Provident Trust Company
N16 W23217 Stone Ridge Drive,
Suite 310
Waukesha, WI  53188

   (Name and address of agent for service)

1-855-739-9950

Registrant's telephone number, including area code:

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2015

Item 1. Reports to Stockholders.

Semiannual Report
March 31, 2015

Provident Trust Strategy Fund
(PROVX)

A NO-LOAD MUTUAL FUND

TABLE OF CONTENTS

Letter to Shareholders	2
Expense Example	4
Industry Sectors	5
Schedule of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Additional Information	16

Provident Trust Strategy Fund (PROVX)
Letter to Shareholders (Unaudited)

April 1, 2015

Dear Fellow Provident Trust Strategy Fund Shareholder,

Provident Trust Strategy Fund gained +4.08% for the quarter ending March 31, 2015 vs. +0.95% for the S&P 500. During Provident’s tenure as portfolio manager (September 9, 2002), PROVX gained +205.69% cumulatively vs. 195.72% for the S&P 500, while maintaining 22.7% average portfolio liquidity. Top performers for the March quarter were Cognizant, UnitedHealth and Home Depot, while Fastenal, Franklin Resources and Visa declined. Our growth at reasonable valuation (GARV) strategy allows us to be patient with negative interim investment returns as long as the business fundamentals remain intact; we added to our Fastenal position in March due to our expectation for continued revenue and earnings growth. PROVX’s equity exposure at March 31, 2015 is 88.5%; since 3Q 2002 PROVX’s equity allocation range was 29.8% to 95.1% and averaged 77.3%. The Fund remains concentrated with our 10 largest positions representing 77.5% of total Fund assets and the Fund’s overlap to the holdings of the S&P 500 is 5% vs. 75% for the average large-cap domestic equity fund (WSJ). PROVX is an active fund in an increasingly passive world; Business Week reports passive equity managers’ share of total domestic equity mutual funds doubled since 2005 from 19% to 38%.

We manage PROVX as the core or sole holding for investors seeking growth of inflation adjusted purchasing power over successive investment cycles, which we define as 5-7 year periods including both a greater than 20% stock market decline and a greater than 30% advance.

Our 2015 outlook remains positive, a continuation of 2014’s slow 2.4% GDP growth and low 1.5% GDP inflation. For 2015, the investor “tug of war” is between more slow growth and a Fed induced “slump”. We remain on the side of slow growth/low inflation, a favorable environment for financial asset returns. 1Q 2015 Consumer Net Worth (CNW) is on track to grow +$5.8 trillion year over year to a record $85 trillion (>25% above the 2007 peak) with 28% weightings for both housing and stocks. At market tops the public is optimistic and fully invested; stocks equaled 35% of CNW at the 1Q 2000 stock market peak (16% at the 1Q 2009 low) and housing was 39% of CNW in 2006, the apex of the housing bubble (Source: Evercore ISI, Federal Reserve). Energy independence improves America’s global competitiveness. Since 2000, USA real GDP grew 30% and oil production surged over 50% while oil consumption was flat thanks to improving efficiency (see chart 1).

Chart 1, Source: Evercore ISI

We forecast flat 2015 S&P 500 earnings due to the strong dollar (about 46% of S&P 500 revenues occur overseas) and weak energy earnings. We estimate continued valuation expansion for stocks to 18-20X, resulting in a +5-15% 2015 S&P 500 return.

During March, we reduced Helmerich & Payne due to worsening sales and earnings.

Thank you for your interest in the Provident Trust Strategy Fund.

J. Scott Harkness, CFA
President

The Fund’s 1-year and annualized 5-year and 10-year returns through March 31, 2015 were: 6.92%, 9.92% and 8.29%, respectively. The S&P 500, the Fund’s benchmark index, 1-year and annualized 5-year and 10-year returns through March 31, 2015 were: 12.73%, 14.47% and 8.01%, respectively.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance since the above time period may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.provtrust.com.

While the Fund is no load, management and other expenses still apply. As per the Fund’s Prospectus dated January 31, 2015, the total annual fund operating expenses as a percentage of the value of your investment, which incorporates indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds or acquired fund fee expenses (“AFFE”), is 0.93%.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund may invest in smaller and medium sized companies, which involve additional risk such as more limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedule of Investments in this report.

The S&P 500 is an unmanaged index, consisting of 500 selected common stocks, commonly used to measure the performance of U.S. stocks. It is not possible to invest directly into an index.

Portfolio Liquidity: Cash, money market and bond portfolio component.

ISI: International Strategy & Investment

Earnings Growth is a measure of a company’s net income over a specific period, is a key indicator for measuring a company’s success, and the driving force behind stock price appreciation. Earnings growth is not a measure of the Fund’s future performance.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security. Current and future holdings are subject to risk.

You may obtain a hardcopy of the prospectus and the most recent performance data by calling (855) 739-9950 (also available at www.provfunds.com). Please read the statutory and summary prospectus carefully to consider the investment objectives, risks, charges and expenses before investing or sending money. The prospectus contains this and more information. Please read the prospectus carefully before investing.

Provident Trust Strategy Fund
Expense Example (Unaudited)

As a shareholder of the Provident Trust Strategy Fund, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transaction costs such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees because the Fund does not charge these fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check. Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	10/01/14	3/31/15	10/01/14 – 3/31/15
Provident Trust Strategy Fund
Actual	$1,000.00	$1,076.60	$5.18
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period between October 1, 2014 and March 31, 2015).

Provident Trust Strategy Fund
Industry Sectors (Unaudited)
Percentage of Net Assets
March 31, 2015

Provident Trust Strategy Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares		Cost	Value
COMMON STOCKS – 88.5% (a)

	Airlines – 7.5%
222,630	Southwest Airlines Co.	$3,819,252	$9,862,509

	Computer Services – 20.3%
86,890	Accenture PLC	2,525,493	8,140,724
295,100	Cognizant Technology Solutions Corp.*	5,235,359	18,411,289
		7,760,852	26,552,013

	Distribution/Wholesale – 4.2%
132,330	Fastenal Co.	4,440,020	5,483,093

	E-Commerce/Products – 4.7%
106,560	eBay, Inc.*	5,472,500	6,146,381

	Finance, Credit Card – 10.2%
203,280	Visa Inc.	3,391,161	13,296,545

	Investment Management/Advisory Services – 5.5%
139,330	Franklin Resources, Inc.	5,098,002	7,150,416

	Medical, Health Maintenance Organization – 5.6%
61,820	UnitedHealth Group Inc.	3,618,855	7,312,688

	Oil & Gas Drilling – 2.1%
41,224	Helmerich & Payne, Inc.	2,299,731	2,806,118

	Retail, Major Department Stores – 7.0%
131,850	The TJX Companies, Inc.	1,976,542	9,236,092

	Retail-Building Products – 5.3%
60,630	The Home Depot, Inc.	5,065,816	6,888,174

	Super-Regional Banks – United States – 7.0%
98,370	PNC Financial Services Group, Inc.	5,293,260	9,172,019

	Web Portals/Internet Service Providers – 9.1%
10,820	Google Inc., Cl A*	2,985,257	6,001,854
10,820	Google Inc., Cl C*	2,975,720	5,929,360
		5,960,977	11,931,214
	Total common stocks	54,196,968	115,837,262

The accompanying notes to financial statements are an integral part of this schedule.

Provident Trust Strategy Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)

Shares		Cost	Value
SHORT-TERM INVESTMENTS – 8.5% (a)

	Money Market Fund – 8.5%
11,138,552	Invesco Treasury Portfolio, 0.01%^	$11,138,552	$11,138,552
	Total short-term investments	11,138,552	11,138,552
	Total investments – 97.0%	$65,335,520	126,975,814
	Other assets, less liabilities – 3.0% (a)		3,912,011
	TOTAL NET ASSETS – 100.0%		$130,887,825

(a)	Percentages for the various classifications relate to net assets.
*	Non-income producing security.
^	The rate quoted is the annualized 7 day yield as of March 31, 2015.
PLC – Public Limited Company

The accompanying notes to financial statements are an integral part of these schedules.

Provident Trust Strategy Fund
Statement of Assets and Liabilities
March 31, 2015 (Unaudited)

ASSETS:
Investments in securities, at value (cost $65,335,520)	$126,975,814
Cash	1,199,655
Dividends receivable	20,995
Receivable for investments sold	2,929,167
Receivable from shareholders for purchases	8,876
Prepaid expenses	17,360
Total assets	131,151,867

LIABILITIES:
Payable to shareholders for redemptions	127,612
Payable to adviser for management fees	82,574
Payable to directors	5,872
Other liabilities	47,984
Total liabilities	264,042

Net assets	$130,887,825

NET ASSETS:
Capital Stock, $0.01 par value; 300,000,000 shares
authorized; 11,392,649 shares outstanding	$71,534,239
Net unrealized appreciation on investments	61,640,294
Accumulated net realized loss on investments	(2,255,397)
Undistributed net investment loss	(31,311)
Net assets	$130,887,825

CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share
(130,887,825 ÷ 11,392,649) shares outstanding)	$11.49

The accompanying notes to financial statements are an integral part of this statement.

Provident Trust Strategy Fund
Statement of Operations
For the Six Month Period Ending March 31, 2015 (Unaudited)

INCOME:
Dividends	$746,171
Total investment income	746,171

EXPENSES:
Management fees	420,604
Transfer agent fees	67,241
Administration and accounting services	57,655
Professional fees	22,365
Registration fees	12,086
Board of directors fees	9,747
Printing and postage expense	8,568
Custodian fees	7,066
Other expenses	29,190
Total expenses	634,522
NET INVESTMENT INCOME	111,649
NET REALIZED LOSS ON INVESTMENTS	(2,209,830)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	11,439,164
NET GAIN ON INVESTMENTS	9,229,334
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,340,983

The accompanying notes to financial statements are an integral part of this statement.

Provident Trust Strategy Fund
Statements of Changes in Net Assets
For the Six Month Period Ending March 31, 2015 (Unaudited) and For the Year Ended September 30, 2014

	2015	2014
OPERATIONS:
Net investment income (loss)	$111,649	$(38,672)
Net realized gain (loss) on investments	(2,209,830)	26,924,982
Net change in unrealized appreciation (depreciation) on investments	11,439,164	(5,034,907)
Net increase in net assets from operations	9,340,983	21,851,403

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.0133 per share – 2015)	(142,960)	—
Distributions from net realized gains
($0.8940 and $0.1549 per share, respectively)	(9,620,553)	(2,583,889)
Total distributions	(9,763,513)	(2,583,889)

FUND SHARE ACTIVITIES:
Proceeds from shares issued
(525,282 and 1,921,571 shares, respectively)	5,910,864	21,599,946
Net asset value of shares issued in distributions reinvested
(874,927 and 230,876 shares, respectively)	9,650,449	2,569,646
Cost of shares redeemed
(1,005,131 and 5,269,259 shares, respectively)	(11,321,252)	(59,409,395)
Cost of shares redeemed from redemption-in-kind
(2,445,284 shares – 2014)*	—	(28,365,293)
Net increase (decrease) in net assets derived from Fund share activities	4,240,061	(63,605,096)
TOTAL INCREASE (DECREASE)	3,817,531	(44,337,582)

NET ASSETS AT THE BEGINNING OF THE PERIOD	127,070,294	171,407,876
NET ASSETS AT THE END OF THE PERIOD
(Includes undistributed net investment (loss) of
($31,311) and ($0), respectively)	$130,887,825	$127,070,294

*	See Note 5 to the Financial Statements.

The accompanying notes to financial statements are an integral part of these statements.

Provident Trust Strategy Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

	(Unaudited)
	For the Six
	Month Period
	Ending
	March 31,		Years Ended September 30,
	2015		2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.55		$10.35	$9.32	$7.66	$7.94	$7.36
Income from investment operations:
Net investment income (loss)	0.01		(0.00)*	(0.00)*	0.02	(0.00)*	0.01
Net realized and unrealized gains
(loss) on investments	0.84		1.35	1.29	1.65	(0.28)	0.58
Total from investment operations	0.85		1.35	1.29	1.67	(0.28)	0.59
Less distributions:
Distributions from net investment income	(0.01)		—	(0.03)	(0.01)	—	(0.01)
Distributions from net realized gains	(0.90)		(0.15)	(0.23)	—	—	—
Total from distributions	(0.91)		(0.15)	(0.26)	(0.01)	—	(0.01)
Net asset value, end of period	$11.49		$11.55	$10.35	$9.32	$7.66	$7.94

TOTAL RETURN	7.66	%(1)	13.15%	14.40%	21.78%	(3.53%)	8.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	130,888		127,070	171,408	166,685	128,482	115,761
Ratio of expenses to average net assets:
Before expense reimbursement	1.00	%(2)	0.92%	1.00%	0.95%	0.98%	1.07%
After expense reimbursement	1.00	%(2)	0.92%	1.00%	0.95%	0.98%	1.00%
Ratio of net investment income (loss)
to average net assets (a)	0.18	%(2)	(0.02%)	(0.01%)	0.26%	(0.01%)	0.07%
Portfolio Turnover Rate	1%		14%	9%	33%	28%	51%

*	Amount is less than $0.005 per share.
(1)	Not annualized.
(2)	Annualized.
(a)	If the Fund had paid all of its expenses for the years ended September 30, 2010, the ratio would have been 0.00%.

The accompanying notes to financial statements are an integral part of this statement.

Provident Trust Strategy Fund
Notes to Financial Statements
March 31, 2015 (Unaudited)

(1)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies of Provident Mutual Funds, Inc. (the “Company”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company consists of one non-diversified fund – Provident Trust Strategy Fund (the “Fund”). The Company was incorporated under the laws of Wisconsin on May 23, 1986.

The investment objective of the Fund is long-term growth of capital.

(a)
Each security, excluding short-term investments with maturities of 60 days or less, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter, bonds and short-term securities with greater than 60 days to maturity are valued at the latest bid price. Short-term investments with maturities of 60 days or less are valued at amortized cost. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the estimated fair value. Market quotations may not be available, for example, if trading in particular securities has halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of March 31, 2015, there were no securities that were internally fair valued. For financial reporting purposes, investment transactions are recorded on the trade date.

In determining fair value, the Fund uses various valuation approaches. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 —	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of March 31, 2015, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Level 1 — Common Stocks	$115,837,262
Short-Term Money Market Fund	11,138,552
Total Level 1	126,975,814
Level 2 —	—
Level 3 —	—
Total	$126,975,814

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. During the period ending March 31, 2015, the Fund recognized no transfers to/from level 1 or level 2. The Fund did not invest in any level 3 investments during the period.

See the Schedule of Investments for investments detailed by industry classification.

Provident Trust Strategy Fund
Notes to Financial Statements (Continued)
March 31, 2015 (Unaudited)

(b)
The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the value of such securities in determining net asset value in the same manner as other portfolio securities. For the six months period ending March 31, 2015 there were no such securities.

(c)	Net realized gains and losses on sales of securities are computed on the identified cost basis.

(d)
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Fund records the amortization and accretion of discounts and premiums on securities purchased using the effective interest method in accordance with GAAP.

(e)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(f)
No provision has been made for federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

(g)
The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Wisconsin, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the six month period ending March 31, 2015, the Fund did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities and, as of March 31, 2015, open federal tax years include the tax years ended September 30, 2011 through 2014. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)
GAAP requires that certain components of net assets relating to permanent differences be reclassified for financial and tax reporting. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. These reclassifications have no effect on net assets, results of operations or net asset value per share.

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties

The Company, on behalf of the Fund, entered into an investment advisory agreement (the “Advisory Agreement”) with Provident Trust Company (“PTC”), with whom certain officers and a director of the Fund are affiliated, to serve as the investment adviser. Under the terms of the Advisory Agreement, the Fund pays 0.75% on the first $30,000,000 of the daily net assets, 0.65% on the daily net assets in excess of $30,000,000 and less than $100,000,000 and 0.60% on the daily net assets over $100,000,000. The Fund is responsible for paying a share of the compensation, benefits and expenses of its Chief Compliance Officer. For administrative convenience, the adviser initially makes these payments and is later reimbursed by the Fund.

Pursuant to an expense cap/reimbursement agreement between PTC and the Company, PTC has agreed to waive a portion of its management fee and/or assume expenses for the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, brokerage commissions and other costs relating to portfolio securities transactions (including the costs, fees and expenses associated with the Fund’s investments in other investment companies) and other extraordinary expenses, do not exceed 1.00% of the Fund’s average daily net assets on an annual basis. The expense cap/reimbursement agreement will continue in effect until January 31, 2016 with successive renewal

Provident Trust Strategy Fund
Notes to Financial Statements (Continued)
March 31, 2015 (Unaudited)

terms of one year unless terminated by PTC or the Company prior to any such renewal. PTC is entitled to recoup such amounts from the Fund for a period of up to three years from the date PTC reduced its compensation and/or assumed expenses for the Fund. For the six month period ending March 31, 2015, no such expenses were waived.

The Fund adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may charge a distribution and service fee equal to 0.25% (on an annualized basis) of the Fund’s average daily net assets. Amounts payable under the Plan are paid monthly for any activities or expenses primarily intended to result in the sale of shares of the Fund. For the six month period ending March 31, 2015, no such expenses were charged to shareholders.

Under the Company’s organizational documents, each director, officer, employee or other agent of the Company is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Company. Additionally, in the normal course of business, the Company, on behalf of the Fund, enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

At March 31, 2015, 26.85% of the outstanding shares of the Fund are owned by PTC.

(3)	Credit Agreement

U.S. Bank, N.A. has made available to the Fund an unsecured line of credit in the amount of $13,000,000, pursuant to an amended Credit Agreement (“Agreement”) effective February 1, 2015, for the purpose of having cash available to satisfy redemption requests. Principal and interest on such loan under the Agreement is due not more than 20 days after the date of the loan. Amounts under the credit facility bear interest at a rate per annum equal to the current prime rate minus one percent on the amount borrowed (2.25% on March 31, 2015). The Credit Agreement is renewable annually on January 31. Prior to February 1, 2015, the amount of the line of credit was $19,000,000, subject to the same terms and interest rate. During the six month period ending March 31, 2015, the Fund did not utilize the lines of credit.

(4)	Distributions to Shareholders

Net investment income and net realized gains, if any, are distributed to shareholders at least annually. Distributions to shareholders are recorded on the ex-dividend date. On December 19, 2014, our Board of Directors declared a distribution of $0.01328531 per share from net investment income, $0.00586 per share from short-term capital gains, which are treated as ordinary income, and $0.88818 from long-term capital gains, payable December 19, 2014, to shareholders of record on December 18, 2014.

(5)	Investment Transactions

For the six months period ending March 31, 2015, purchases and proceeds of sales of investment securities (excluding short-term securities) were $1,027,818 and $9,625,254, respectively.

After the close of business on September 9, 2014, the Fund redeemed assets through an in-kind redemption.  In the redemption transaction, the Fund issued securities and cash with a value of $28,365,293.  The redemption in-kind is reflected in the Statement of Changes in Net Assets.

(6)	Income Tax Information

The following information for the Fund is presented on an income tax basis as of September 30, 2014:

			Net		Distributable
	Gross	Gross	Unrealized	Distributable	Long-Term
Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Capital
Investments	Appreciation	Depreciation	on Investments	Income	Gains
$77,031,303	$50,304,229	$(147,083)	$50,157,146	$61,551	$9,557,419

Provident Trust Strategy Fund
Notes to Financial Statements (Continued)
March 31, 2015 (Unaudited)

The difference between the cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the six month period ending March 31, 2015, and the year ended September 30, 2014 are:

March 31, 2015		September 30, 2014
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gains	Income	Capital Gains
Distributions	Distributions	Distributions	Distributions
$206,018	$9,557,495	$—	$2,583,889

Provident Trust Strategy Fund
Additional Information (Unaudited)

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-855-739-9950 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Fund’s website at http://www.provfunds.com or the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available without charge by calling 1-855-739-9950, or on the Fund’s website at http://www.provfunds.com, or the website of the Commission no later than August 31 for the prior 12 months ending June 30. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Provident Trust Strategy Fund
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188

BOARD OF DIRECTORS
JOHN F. HENSLER
DOUGLAS C. MALMQUIST
ROBERT H. MANEGOLD
THOMAS N. TUTTLE, JR.

INVESTMENT ADVISER
PROVIDENT TRUST COMPANY
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
800-811-5311 or 414-765-4124

CUSTODIAN
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
COHEN FUND AUDIT SERVICES, LTD.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

LEGAL COUNSEL
GODFREY & KAHN, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The Registrant’s disclosure controls and procedures are periodically evaluated.  As of April 14, 2014, the date of the last evaluation, the Registrant’s officers have concluded that the Registrant’s disclosure controls and procedures are adequate.

(b)
The Registrant’s internal controls are periodically evaluated.  There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report  that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Provident Mutual Funds, Inc.
Registrant

By           /s/J. Scott Harkness
    J. Scott Harkness, Principal Executive Officer

Date     April 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Provident Mutual Funds, Inc.
Registrant

By           /s/Michael A. Schelble
     Michael A. Schelble, Principal Financial Officer

Date     April 21, 2015